EQUITY	12 Months Ended
Dec. 31, 2022
EQUITY
EQUITY

22.	EQUITY

22.1.    Capital stock

On January 17, 2022 an Extraordinary General Shareholders’ Meeting was held and approved the amendment to the limit of authorization for capital increase, regardless of statutory reform, which was set to 1,325,000,000 ordinary shares. On the same occasion, the capital increase of the Company was also approved, through public offering of up to 325,000,000 new ordinary shares.

The pricing of the public offering of shares was on February 1, 2022 and the Board of Directors approved the offering of 270,000,000 shares at the price of R$20.00, in a total amount of R$5,400,000. From this amount, R$500,000 were allocated to the capital stock and the remaining was allocated to the formation of a capital reserve. The settlement of the offering was on February 4, 2022 and incurred expenses of R$124,556.

On December 31, 2022, the subscribed and paid capital of the Company was R$13,053,418, which is composed of 1,082,473,246 common book-entry shares with no par value. The value of the capital stock is net of the public offering expenses of R$217,503, made on July 22, 2009 and February 4, 2022.

22.1.1.	Breakdown of capital stock by nature

	12.31.22	12.31.21	12.31.20
Common shares	1,082,473,246	812,473,246	812,473,246
Treasury shares	(4,356,397)	(5,053,554)	(4,766,084)
Outstanding shares	1,078,116,849	807,419,692	807,707,162

22.1.2.	Breakdown of capital stock by owner

The shareholding position of the shareholders holding more than 5% of the voting stock, management and members of the Board of Directors is presented below:

	12.31.22		12.31.21
Shareholders	Quantity	%	Quantity	%
Major shareholders
Marfrig Global Foods S.A.	360,133,580	33.27	269,734,803	33.20
Caixa de Previd. dos Func. do Banco do Brasil	67,560,738	6.24	49,829,952	6.13
Kapitalo Investimentos Ltda.	55,730,079	5.15	40,784,398	5.02
Management
Board of Directors	518,900	0.05	6,314,932	0.78
Executives	655,163	0.06	917,317	0.11
Treasury shares	4,356,397	0.40	5,053,554	0.62
Other	593,518,389	54.83	439,838,290	54.14
	1,082,473,246	100.00	812,473,246	100.00

22.1.3.	Rollforward of outstanding shares

Quantity of outstanding of shares
	12.31.22	12.31.21	12.31.20
Shares at the beginning of the year	807,419,692	807,707,162	811,759,800
Purchase of treasury shares	-	(1,232,300)	(4,836,000)
Issue of shares on 02.01.22	270,000,000	-	-
Delivery of restricted shares	697,157	944,830	783,362
Shares at the end of the year	1,078,116,849	807,419,692	807,707,162

22.2.    Capital reserves and Other equity transactions

The capital reserves contemplate only the balances related with results on the sale and exchange of stocks, in compatibility with the Law 6.404/1976 (“Lei das S.A”) – Brazilian Corporate Law.

	12.31.22	12.31.21	12.31.20
Capital reserves	2,338,476	141,834	141,834
Other equity transactions	(77,825)	(67,531)	246
Share-based payments	195,655	205,949	214,711
Acquisition of non-controlling interest	(273,260)	(273,260)	(214,245)
Capital transactions with controlled entities	(220)	(220)	(220)
	2,260,651	74,303	142,080

22.3.    Absorption of accumulated losses

On January 31, 2022 the Company offset accumulated losses with capital reserves, as provided in Law 6.404/1976 (“Lei das S.A”) – Brazilian Corporate Law in the amount of R$2,703,358.

22.4.    Treasury shares

The Company has 4,356,397 shares held in treasury, with an average cost of R$25.19 per share and corresponding market value of R$36,071.

Quantity of outstanding of shares
	12.31.22	12.31.21	12.31.20
Shares at the beggining of the year	5,053,554	4,766,084	713,446
Purchase of treasury shares	-	1,232,300	4,836,000
Delivery of restricted shares	(697,157)	(944,830)	(783,362)
Shares at the end of the year	4,356,397	5,053,554	4,766,084

The Company has share buyback program, approved on September 30, 2021 up to the limit of 3,696,858 common shares, with an 18-month term. Up to December 31, 2022, the Company repurchased 1,232,300 common shares at the cost of R$27,721 under the Restricted Shares Plan. The program ended on April 1st, 2023 and there were no shares repurchased in 2023.